Visualix Acquisition (Details) - Schedule of Purchase Price (Parentheticals)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of Purchase Price [Abstract]
Common stock shares | shares	4,928
Common stock shares at per share | $ / shares	$ 87